INCOME TAXES (Schedule of Unrecognized Tax Benefits Reconciliation) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INCOME TAXES
Balance at beginning of year	$ 306	¥ 2,133	¥ 24,298	¥ 38,457
Increase relating to current year tax positions	0	0	0	5,194
Decrease relating to prior year tax positions	0	0	(7,420)	(1,595)
Decrease relating to expiration of applicable statute of limitations	(31)	(213)	(14,745)	(17,758)
Balance at end of year	$ 275	¥ 1,920	¥ 2,133	¥ 24,298